Chrysler Financial Services Americas LLC	Distribution Date: 08-Oct-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 2

Payment Determination Statement Number	1
Distribution Date	08-Oct-10
Record Date	07-Oct-10

Dates Covered	From and Including	To and Including
Collections Period	01-Sep-10	30-Sep-10
Accrual Period	29-Sep-10	07-Oct-10
30/360 Days	9
Actual/360 Days	9

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	158,294	$2,100,840,515.46
Collections of Installment Principal		56,629,855.72
Collections Attributable to Full Payoffs		31,425,818.71
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		30,966.57

Pool Balance — End of Period(EOP)	155,726	$2,012,753,874.46

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	95.81%

Ending Overcollateralization(O/C) Amount	$110,891,155.10
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.831%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$28,357.91	Trigger	Compliance?
Net Credit Loss Percentage	0.001%	8.00%	Yes
Cumulative Net Credit Losses	$28,357.91

Cumulative Recovery Ratio	8.424%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$27,926,382.74	1.387%	1,913
61-90 Days Delinquent	112,453.88	0.006%	7
91-120 Days Delinquent	9,793.90	0.000%	1
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	649,728.23	0.032%	44
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$ 771,976.01
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.03835%

	Current Month	Prior Month
Weighted Average A.P.R.	7.172%	—
Weighted Average Remaining Term (months)	36.62	—
Weighted Average Seasoning (months)	30.99	—

Chrysler Financial Services Americas LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Oct-10 Page 2 of 2

Cash Sources		O/C Release	(Prospectus pg S42)
Collections of Installment Principal	$56,629,855.72	Pool Balance		$2,012,753,874.46
Collections Attributable to Full Payoffs	31,425,818.71	Total Securities		$1,901,862,719.36

Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	2,608.66	Adjusted O/C Amount		$110,891,155.10
Collections of Interest	12,272,484.09
Investment Earnings	30.68	Target Overcollateralization Amount		$161,020,309.96
Reserve Account Draw	0.00

Total Sources	$100,330,797.86	O/C Release Period?		No

Cash Uses

Servicer Fee	$1,750,700.43	O/C Release		$0.00
Backup Servicer Fee	17,507.00
A Note Interest	254,503.58	Current Net Credit Loss Percentage		0.001%
First Priority Principal Distribution Amount	0.00
B Note Interest	34,230.49	If Net Credit Loss Percentage is	Required O/C %

Second Priority Principal Distribution Amount	0.00	<=5.50%	8.00%
C Note Interest	40,441.00	>5.50% but <=6.50%	12.00%
Third Priority Principal Distribution Amount	0.00	>6.50%	15.00%
D Note Interest	96,134.72
Fourth Priority Principal Distribution Amount	0.00	Current Required O/C%		8.000%
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	98,137,280.64
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	0.00

Total Cash Uses	$100,330,797.86

Administrative Payment

Total Principal and Interest Sources	$100,330,797.86
Investment Earnings in Trust Account	(30.68)
Daily Collections Remitted	(100,325,519.82)
Reserve Account Draw	0.00
Servicer Fee	(1,750,700.43)
Distribution to Class E Noteholders	0.00

Payment Due to/(from) Trust Account	$(1,745,453.07)

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	688,000,000.00	589,862,719.36	857.3586037	98,137,280.64	142.6413963	57,755.88	0.0839475
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	124,200.00	0.1725000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	72,547.70	0.2275000
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	34,230.49	0.4125000
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	40,441.00	0.5000000
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	96,134.72	0.8800000

Total Notes	$2,000,000,000.00	$1,901,862,719.36		$98,137,280.64		$425,309.79

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 9

Manager	04-Oct-10
(248) 427-2557	Date